UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [X]; Amendment Number:  1
     This Amendment (Check only one):  [X]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           NTV Asset Management, LLC
Address:        216 Brooks Street
                Suite 300
                Charleston, WV  25301

Form 13F File Number: 028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Karen Setterstrom
Title:
Phone:          (304) 353-9090

Signature, Place, and Date of Signing:

/s/ Karen Setterstrom         Charleston, West Virginia         November 7, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

        Form 13F File Number  Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      5,109,347

Form 13F Information Table Value Total:      $208,763
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number    Name

                                                     Form 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------
       Column 1            Column 2   Column 3   Column 4  Column 5     Column 6   Column 7               Column 8

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      OTHER
    NAME OF ISSUER         TITLE OF     CUSIP     VALUE    SHRS OR     INVESTMENT    MANAGERS         VOTING AUTHORITY
                            CLASS                (x$1000)  SH/PUT/     DISCRETION
                                                           PRN AMT
                                                           PRN CALL
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                SOLE       SHARED      NONE
-------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                      Com    002824100      739      17448          Sole                5060       12388
-------------------------------------------------------------------------------------------------------------------------------
Alliance Cap Mgmt Hldg      Unit Ltd
LP                             Partn    01855A101      381       7965          Sole                6165        1800
-------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer
Services                        Cl A    008190100      835      15300          Sole               11700        3600
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data
Processing                       Com    053015103      681      15825          Sole               15050         775
-------------------------------------------------------------------------------------------------------------------------------
American Intl Group Inc          Com    026874107     1453      23590          Sole               16090        7500
-------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                        Com    031162100     2102      26396          Sole               17939        8457
-------------------------------------------------------------------------------------------------------------------------------
America Movil S A De C V   Spon ADRL
                                 shs    02364W105      275      10462          Sole                   0       10462
-------------------------------------------------------------------------------------------------------------------------------
Asia Pac Fd Inc                  Com    044901106      809      49950          Sole               47150        2800
-------------------------------------------------------------------------------------------------------------------------------
American Pwr
Conversion Corp                  Com    029066107     1074      41452          Sole               37400        4052
-------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc            Com    009158106      827      15000          Sole                   0       15000
-------------------------------------------------------------------------------------------------------------------------------
Arthrocare Corp                  Com    043136100      438      10900          Sole               10000         900
-------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorporation           Com    032165102      535      21200          Sole               17600        3600
-------------------------------------------------------------------------------------------------------------------------------
American Express Co              Com    025816109      434       7571          Sole                1260        6311
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp             Com    060505104     1306      31043          Sole               27068        3975
-------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                  Com    071813109      835      20960          Sole                 800       20160
-------------------------------------------------------------------------------------------------------------------------------
                            Depostry
Biotech Holders Tr             Rcpts    09067D201      479       2515          Sole                2515           0
-------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                        Com    054937107    15175     388618        Shared              335193       53425
-------------------------------------------------------------------------------------------------------------------------------
BJ Svcs Co                       Com    055428103      241       6700          Sole                6700           0
-------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                   Com    079860102     1137      43226          Sole               32301       10925
-------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co          Com    110122108     1277      51971          Sole               34921       17050
-------------------------------------------------------------------------------------------------------------------------------
                           Sponsored
BP Plc                           ADR    055622104     1032      14566          Sole                7923        6643
-------------------------------------------------------------------------------------------------------------------------------
Burlington Res Inc               Com    122014103      620       7635          Sole                4435        3200
-------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc
Del                             Cl B    084670207      423        155          Sole                  21         134
-------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc           Com    035229103      198       4605          Sole                2955        1650
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Boston Properties                Com    101121101      251       3450          Sole                3050         400
-------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                    Com    172967101     1983      43563          Sole               25082       18481
-------------------------------------------------------------------------------------------------------------------------------
City Hldg Co                     Com    177835105     1058      29622        Shared               22822        6800
-------------------------------------------------------------------------------------------------------------------------------
Chico Fas Inc                    Com    168615102      233       6350        Shared                6350           0
-------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New               Com    162813109      436      11550          Sole               11550           0
-------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co             Com    194162103      739      14076          Sole                6950        7126
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                Cl A    20030N101     1469      49984          Sole               38237       11747
-------------------------------------------------------------------------------------------------------------------------------
Choicepoint Inc                  Com    170388102      390       9050          Sole                8550         500
-------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                    Com    17275R102     1179      66844          Sole               37228       29616
-------------------------------------------------------------------------------------------------------------------------------
CSX Corp                         Com    126408103      519      11172          Sole                   0       11172
-------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                 Com    166764100     1794      27722          Sole               20342        7380
-------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc Va New          Com    25746U109      691       8024          Sole                2555        5469
-------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours
& Co                             Com    263534109      872      22272          Sole                8572       13700
-------------------------------------------------------------------------------------------------------------------------------
Dell Inc                         Com    24702R101      845      24709          Sole               13138       11571
-------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostic Inc             Com    74834L100      368       7200          Sole                4800        2400
-------------------------------------------------------------------------------------------------------------------------------
Diamonds Tr               Unit Ser 1    252787106      919       8695          Sole                8320         375
-------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                   Com    254687106     1111      46057          Sole                2255       43802
-------------------------------------------------------------------------------------------------------------------------------
Dow Chemical                     Com    260543103     1038      24921        Shared                3888       21033
-------------------------------------------------------------------------------------------------------------------------------
D S T Sys Inc Del                Com    233326107      704      12850          Sole               11300        1550
-------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp                 Com    264399106      495      16970          Sole                5470       11500
-------------------------------------------------------------------------------------------------------------------------------
                           DJ Select
Ishares Tr                       Div    464287168     1612      25895          Sole               20930        4965
-------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                         Com    278642103      784      19050          Sole               15650        3400
-------------------------------------------------------------------------------------------------------------------------------
                                MSCI
Ishares Tr                 Emerg Mkt    464287234     2165      25750          Sole               15250       10500
-------------------------------------------------------------------------------------------------------------------------------
                                MSCI
Ishares Tr                  Eafe Idx    464287465     4493      78149          Sole               38016       40133
-------------------------------------------------------------------------------------------------------------------------------
Templeton Emerging
Mkts Fd                          Com    880191101      580      29300          Sole               26500        2800
-------------------------------------------------------------------------------------------------------------------------------
EOG Res Inc                      Com    26875P101      760      10152          Sole                 500        9652
-------------------------------------------------------------------------------------------------------------------------------
El Paso Corp                     Com    28336L109      208      15034          Sole                   0       15034
-------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods
Partners                         Com    293792107      833      33100          Sole               30800        2300
-------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences
Corp                             Com    28176E108      695      15665          Sole               12925        2740
-------------------------------------------------------------------------------------------------------------------------------
                                MSCI
Ishares Tr                     Japan    464286848     1799     150050          Sole              121050       29000
-------------------------------------------------------------------------------------------------------------------------------
First Data Corp                  Com    319963104      416      10406          Sole                3131        7275
-------------------------------------------------------------------------------------------------------------------------------
Federated Invs Inc PA           Cl B    314211103     2990      90000          Sole                   0       90000
-------------------------------------------------------------------------------------------------------------------------------
Fiserv                           Com    337738108     1996      45300          Sole               25375       19925
-------------------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc               Com    349631101      266       3272          Sole                3272           0
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                    Com    302571104      479      10074          Sole                8674        1400
-------------------------------------------------------------------------------------------------------------------------------
                                FTSE
Ishares Tr                 Xnhua Idx    464287184      735      11450          Sole               10950         500
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp            Com    369550108      958       8015          Sole                  50        7965
-------------------------------------------------------------------------------------------------------------------------------
General Elec Co                  Com    369604103     7166     212855          Sole              118817       94038
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc          Com    38141G104      422       3477          Sole                 250        3227
-------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares
Inc                              Com    446150104      674      29998        Shared               29998           0
-------------------------------------------------------------------------------------------------------------------------------
Health Care Ppty Invs
Inc                              Com    421915109      210       7800          Sole                5800        2000
-------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                   Com    437076102     2740      73946          Sole               47746       26200
-------------------------------------------------------------------------------------------------------------------------------
Hawaiian Elec
Industries                       Com    419870100      234       8400          Sole                8400           0
-------------------------------------------------------------------------------------------------------------------------------
Harrahs Entmt Inc                Com    413619107      405       6223          Sole                   0        6223
-------------------------------------------------------------------------------------------------------------------------------
Hartford Finl Svcs
Group Inc                        Com    416515104     1290      16762          Sole                9762        7000
-------------------------------------------------------------------------------------------------------------------------------
Heinz H J Co                     Com    423074103      492      13476          Sole               11276        2200
-------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc               Com    438516106      804      21442          Sole               12442        9000
-------------------------------------------------------------------------------------------------------------------------------
                              Com Sh
Hospitality Pptys Tr         Ben Int    44106M102      456      10650          Sole                3650        7000
-------------------------------------------------------------------------------------------------------------------------------
                              Com Sh
HRPT Pptys Tr                Ben Int    40426W101      237      19100          Sole                   0       19100
-------------------------------------------------------------------------------------------------------------------------------
Hershey Co                       Com    427866108      304       5400          Sole                 400        5000
-------------------------------------------------------------------------------------------------------------------------------
                               NASDQ
Ishares Tr                  Bio Indx    464287556     2876      37665          Sole               26090       11575
-------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                            Com    459200101     2433      30313          Sole               20838        9475
-------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                  DJ Utils    464287697      445       5422          Sole                4922         500
-------------------------------------------------------------------------------------------------------------------------------
                                Gldm
Ishares Tr               S  chs Semi    464287523      634      10700          Sole                9900         800
-------------------------------------------------------------------------------------------------------------------------------
                                 S&P
Ishares Tr                MidCap 400    464287507     4080      56951          Sole               20595       36356
-------------------------------------------------------------------------------------------------------------------------------
                             S&P Sml
Ishares Tr                   Cap 600    464287804     2711      46940          Sole               22825       24115
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp                       Com    458140100     2035      85912          Sole               46652       39260
-------------------------------------------------------------------------------------------------------------------------------
                             S&P Glb
Ishares Tr                  100 Indx    464287572      567       8925          Sole                5225        3700
-------------------------------------------------------------------------------------------------------------------------------
                            S&P 1500
Ishares Tr                     Index    464287150      239       2200          Sole                2200           0
-------------------------------------------------------------------------------------------------------------------------------
ITTInds Inc Ind                  Com    450911102      272       2400          Sole                   0        2400
-------------------------------------------------------------------------------------------------------------------------------
                             S&P 500
Ishares Tr                   Bar Val    464287408     4327      67486          Sole                3435       64051
-------------------------------------------------------------------------------------------------------------------------------
                             S&P 500
Ishares Tr                     Index    464287200     1281      10418          Sole                4747        5671
-------------------------------------------------------------------------------------------------------------------------------
                             S&P 500
Ishares Tr                   Bar Grw    464287309     6426     109700          Sole               10800       98900
-------------------------------------------------------------------------------------------------------------------------------
                             Russell
Ishares Tr                      2000    464287655     2716      40920          Sole               30120       10800
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                             Russell
Ishares Tr                   Mid Cap    464287499      910      10675          Sole                1775        8900
-------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                DJ US Indu    464287754      585      10550          Sole                8850        1700
-------------------------------------------------------------------------------------------------------------------------------
Nuveen Tax Adv Fltg
Rate Fun                         Com    6706EV102     2024     155400          Sole              155400           0
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                Com    478160104     4997      78971          Sole               33795       45176
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot Corp             Com    475070108      455       8907          Sole                1900        7007
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan & Chase Co              Com    46625H100      572      16872        Shared                5112       11760
-------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc                  Com    50075N104      536      17540          Sole               12840        4700
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy          Ut Ltd
Partner                      Partner    464550106      498       5318          Sole                3893        1425
-------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                     Com    191216100     2760      63917          Sole               18587       45330
-------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer
Hldgs                        Com New    50540R409     1770      36350          Sole               34975        1375
-------------------------------------------------------------------------------------------------------------------------------
Lowes Cos Inc                    Com    548661107      445       6595          Sole                2038        4557
-------------------------------------------------------------------------------------------------------------------------------
                             GS Corp
Ishares Tr                     Bd Fd    464287242      302       2765          Sole                2135         630
-------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                    Com    585055106     3073      57566          Sole               39840       17726
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc           Com    590188108      647      10550          Sole                8575        1975
-------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                 Com    02209S103      487       6620          Sole                2470        4150
-------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                     Com    620076109     1320      59920          Sole               44320       15600
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                   Com    594918104     3423     128026          Sole               79455       48571
-------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp                  Com    626717102      376       7552          Sole                 100        7452
-------------------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                   Com    628530107      275      14288          Sole               13501         787
-------------------------------------------------------------------------------------------------------------------------------
News Corp                       Cl B    65248E203      589      35650          Sole               26450        9200
-------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                 Com    724479100      972      23225          Sole               19150        4075
-------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                      Com    713448108     2153      37978          Sole               30488        7490
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                       Com    717081103     1551      61624          Sole               23003       38621
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co              Com    742718109     4128      69427          Sole               31130       38297
-------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc              Com    743263105      246       5500          Sole                4500        1000
-------------------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc             Com    720186105      323      12854          Sole               11854        1000
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Prod
Dev Inc                          Com    717124101      414       7200          Sole                6500         700
-------------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp              Com    74406A102      247      13995          Sole               11995        2000
-------------------------------------------------------------------------------------------------------------------------------
Praxair Inc                      Com    74005P104      393       8200          Sole                  36        8164
-------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                     Com    747525103     1646      38490          Sole               19290       19200
-------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr             Unit Ser 1    631100104     2049      51945          Sole               28315       23630
-------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp                    Com    767754104      368      95090        Shared               95090           0
-------------------------------------------------------------------------------------------------------------------------------
                               Spons
Royal Dutch Shell PLC          ADR A    780259206     2202      33550          Sole               28850        4700
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RGC Res Inc                      Com    74955L103      876      33562          Sole                   0       33562
-------------------------------------------------------------------------------------------------------------------------------
Donnelley R R & Sons Co          Com    257867101     1446      39027          Sole               33002        6025
-------------------------------------------------------------------------------------------------------------------------------
Raytheon Co                  Com New    755111507      304       8000          Sole                   0        8000
-------------------------------------------------------------------------------------------------------------------------------
                           Sponsored
Rio Tinto PLC                    ADR    767204100      230       1403          Sole                   0        1403
-------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc           Com    78376G103      704      28829          Sole               21729        7100
-------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co               Com    784117103      456      12150          Sole               11000        1150
-------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp             Com    806605101      966      45894          Sole               16894       29000
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                 Com    806857108     4230      50131          Sole               26680       23451
-------------------------------------------------------------------------------------------------------------------------------

Southern Co                      Com    842587107      639      17875          Sole               14475        3400
-------------------------------------------------------------------------------------------------------------------------------

SPDR Tr                   Unit Ser 1    78462F103     2382      19366          Sole               18066        1300
-------------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc                Com    867229106      355       5875          Sole                2000        3875
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                    Com    781503108      440      19419          Sole               18869         550
-------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                       Com    871829107     1391      44065          Sole               27290       16775
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical
Inds Ltd                         ADR    881624209     2273      68100          Sole               55000       13100
-------------------------------------------------------------------------------------------------------------------------------
                             US Tips
Ishares Tr                     Bd Fd    464287176      200       1900          Sole                1900           0
-------------------------------------------------------------------------------------------------------------------------------
Thomson Corp                     Com    884903105      323       8825          Sole                5325        3500
-------------------------------------------------------------------------------------------------------------------------------
Texas Instrs Inc                 Com    882508104      961      30157          Sole               21407        8750
-------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc
WV                               Com    909907107     3067      87772        Shared               22974       64798
-------------------------------------------------------------------------------------------------------------------------------
United Parcel Service
Inc                             Cl B    911312106     1220      17499          Sole               11945        5554
-------------------------------------------------------------------------------------------------------------------------------
United Technologies
Corp                             Com    913017109      991      19138          Sole               14038        5100
-------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc               Com    92220P105     1451      36750          Sole               32100        4650
-------------------------------------------------------------------------------------------------------------------------------
Viacom Inc                      Cl B    925524308      879      26925          Sole               20515        6410
-------------------------------------------------------------------------------------------------------------------------------
                              Sh Ben
Vornado Rlty Tr                  Int    929042109      290       3350          Sole                1850        1500
-------------------------------------------------------------------------------------------------------------------------------
                           Sponsored
Vodafone Group Plc New           ADR    92857W100      939      36348          Sole               31330        5018
-------------------------------------------------------------------------------------------------------------------------------
Verisign Inc                     Com    92343E102      490      22300          Sole               15300        7000
-------------------------------------------------------------------------------------------------------------------------------
                             Stk Mrk
Vanguard Index Tr             Vipers    922908769      230       1900          Sole                   0        1900
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications           Com    92343V104      952      30127          Sole               17591       12536
-------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                      Com    931422109      995      22914          Sole               14000        8914
-------------------------------------------------------------------------------------------------------------------------------
Waste Connections Inc            Com    941053100      697      19883          Sole               18108        1775
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New             Com    949746101      294       5028          Sole                1578        3450
-------------------------------------------------------------------------------------------------------------------------------
Washington Mut Inc               Com    939322103      851      21702          Sole               15202        6500
-------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del               Com    94106L109     2053      71600          Sole               43450       28150
-------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc              Com    931142103      642      14376          Sole                5186        9190
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Wesbanco Inc                     Com    950810101     1089      39632        Shared               36212        3420
-------------------------------------------------------------------------------------------------------------------------------
Wrigley Wm Jr Co                 Com    982526105     1157      16150          Sole               12900        3250
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                            Com    983024100      283       6125        Shared                3100        3025
-------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                 Com    30231G102     7810     128866          Sole               77905       50961
-------------------------------------------------------------------------------------------------------------------------------
Dentsply Inc                     Com    249030107     1470      27350          Sole               13625       13725
-------------------------------------------------------------------------------------------------------------------------------
Zimmer Hldgs Inc                 Com    98956P102     1356      19647          Sole               16262        3385
-------------------------------------------------------------------------------------------------------------------------------
                                                    208763    5109347                           3175688     1933659
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------